UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23794

THOR Financial Technologies Trust
(Exact name of registrant as specified in charter)

327 W. Pittsburgh Street, Greensburg, PA	15601
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	412-860-6078

Date of fiscal year end:	8/31

Date of reporting period:	2/28/26

Item 1. Reports to Stockholders.

(a)

THOR Index Rotation ETF

(THIR) NYSE

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about THOR Index Rotation ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://thorfunds.com/etfs/thir. You can also request this information by contacting us at 1-800-974-6964.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Index Rotation ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Throughout the reporting period, THOR Index Rotation ETF (THIR or the Fund) diversified amongst U.S. indices to provide an "index-like" investment experience, with the enhancement of additional exposure of certain indices in times of strength, or decreased exposure during times of market volatility. THIR entered the period equally invested across all three indices, though weakness across technology stocks in November prompted a shuffling, which has remained in place through the remainder of the reporting period. Exposure to technology stocks was greatly reduced and allocation was spread more evenly across the broader market. This has proven to THIR’s benefit as economic and consumer resilience along with economic policy and declining interest rates have boosted areas other than technology that were potentially seen as out of favor, previously. As non-technology areas of the market have played catch up, THIRs underexposure to technology and broader general allocation have aided its continued outperformance over the broader market in recent months.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	THOR Index Rotation ETF - NAV	S&P 500® Index
09/23/24	$10,000	$10,000
09/30/24	$10,056	$10,079
10/31/24	$9,960	$9,987
11/30/24	$10,600	$10,574
12/31/24	$10,337	$10,322
01/31/25	$10,562	$10,609
02/28/25	$10,353	$10,471
03/31/25	$10,004	$9,881
04/30/25	$10,498	$9,814
05/31/25	$11,160	$10,431
06/30/25	$11,733	$10,962
07/31/25	$11,918	$11,208
08/31/25	$12,154	$11,435
09/30/25	$12,588	$11,852
10/31/25	$12,985	$12,130
11/30/25	$12,941	$12,160
12/31/25	$12,994	$12,167
01/31/26	$13,199	$12,343
02/28/26	$13,151	$12,250

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (September 23, 2024)
THOR Index Rotation ETF - NAV	8.20%	27.02%	21.07%
S&P 500® Index	7.12%	16.99%	15.21%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-974-6964.

Fund Statistics

Table Summary
Net Assets	$214,336,423
Number of Portfolio Holdings	4
Advisory Fee	$477,016
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
98.0%
Fixed Income
0.9%
Other Assets in Excess of Liabilities
1.1%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.9%
Equity	98.0%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street SPDR Dow Jones Industrial Average ETF	49.3%
State Street SPDR S&P 500 ETF	48.2%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.9%
Invesco QQQ Trust Series 1 ETF	0.5%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

THOR Index Rotation ETF (THIR)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://thorfunds.com/etfs/thir), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-THIR

THOR Equal Weight Low Volatility ETF

(THLV) NYSE

Semi-Annual Shareholder Report - February 28, 2026

Fund Overview

This semi-annual shareholder report contains important information about THOR Equal Weight Low Volatility ETF for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at https://thorfunds.com/etfs/thlv. You can also request this information by contacting us at 1-800-974-6964.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
THOR Equal Weight Low Volatility ETF	$29	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

Throughout the reporting period, THOR Equal Weight Low Volatility ETF (THLV or the Fund) diversified amongst a wide-range of sectors as certain areas of the economy displayed periods of strength, while removing those experiencing weakness. THLV entered the period equally invested across all economic sectors until weakness emerged in November, primarily in technology stocks, causing a shuffle in economic exposure. Since then, the exposure has remained constant and proved very favorable to THLV compared to the broader market. As the economy has remained resilient, many sectors that appeared stuck in the mud have seen very strong rebounds due to a variety of factors, including healthy consumers and economic policy. Sectors such as energy, healthcare, industrials, materials, and utilities have vastly outperformed the broader market over the past six months, and THLVs heavier allocation across those sectors have aided its recently strong performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Table Summary
	THOR Equal Weight Low Volatility ETF - NAV	S&P 500® Index
09/12/22	$10,000	$10,000
11/30/22	$10,416	$9,965
02/28/23	$10,009	$9,738
05/31/23	$9,550	$10,297
08/31/23	$10,202	$11,150
11/30/23	$9,957	$11,345
02/29/24	$10,853	$12,703
05/31/24	$11,147	$13,200
08/31/24	$11,751	$14,176
11/30/24	$12,284	$15,189
02/28/25	$11,411	$15,041
05/31/25	$11,671	$14,985
08/31/25	$12,395	$16,427
11/30/25	$12,780	$17,468
02/28/26	$14,215	$17,597

Average Annual Total Returns

Table Summary
	6 Months	1 Year	Since Inception (September 12, 2022)
THOR Equal Weight Low Volatility ETF - NAV	14.69%	24.57%	10.69%
S&P 500® Index	7.12%	16.99%	17.73%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-974-6964.

Fund Statistics

Table Summary
Net Assets	$57,740,006
Number of Portfolio Holdings	11
Advisory Fee	$136,373
Portfolio Turnover	31%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	100.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.3%
Fixed Income
0.9%
Liabilities in Excess of Other Assets
-0.2%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Fixed Income	0.9%
Equity	99.3%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Materials Select Sector SPDR ETF	15.3%
State Street Energy Select Sector SPDR ETF	15.1%
State Street Industrial Select Sector SPDR ETF	14.6%
State Street Consumer Staples Select Sector SPDR ETF	14.3%
State Street Utilities Select Sector SPDR ETF	13.2%
State Street Health Care Select Sector SPDR ETF	12.9%
State Street Consumer Discretionary Select Sector ETF	12.8%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	0.9%
State Street Technology Select Sector SPDR ETF	0.4%
State Street Real Estate Select Sector SPDR ETF	0.4%

Material Fund Changes

No material changes occurred during the period ended February 28, 2026.

THOR Equal Weight Low Volatility ETF (THLV)

Semi-Annual Shareholder Report - February 28, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://thorfunds.com/etfs/thlv), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 022826-THLV

(b)	Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants Not applicable.

Item 6. Investments.

(a)          The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements filed under Item 7 of this form.

(b)          Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Long Form Financial Statements

THOR Equal Weight Low Volatility ETF

THOR Index Rotation ETF

February 28, 2026

Semi-Annual Financial Statements and Additional

Information

THOR EQUAL WEIGHT LOW VOLATILITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	EQUITY - 99.3%
63,376	State Street Consumer Discretionary Select Sector SPDR ETF	$7,406,119
91,702	State Street Consumer Staples Select Sector SPDR ETF	8,254,097
156,058	State Street Energy Select Sector SPDR ETF	8,726,763
3,808	State Street Financial Select Sector SPDR ETF	195,845
46,531	State Street Health Care Select Sector SPDR ETF	7,454,266
47,475	State Street Industrial Select Sector SPDR ETF	8,409,722
165,834	State Street Materials Select Sector SPDR ETF	8,857,194
4,515	State Street Real Estate Select Sector SPDR ETF	197,938
1,792	State Street Technology Select Sector SPDR ETF	248,658
159,312	State Street Utilities Select Sector SPDR ETF	7,603,962
		57,354,564
	FIXED INCOME - 0.9%
5,382	State Street SPDR Bloomberg 1-3 Month T-Bill ETF	493,099

	TOTAL EXCHANGE-TRADED FUNDS (Cost$49,328,219)	57,847,663

	TOTAL INVESTMENTS - 100.2% (Cost $49,328,219)	$57,847,663
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(107,657)
	NET ASSETS - 100.0%	$57,740,006

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR INDEX ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.9%
	EQUITY - 98.0%
1,810	Invesco QQQ Trust Series 1 ETF	$1,099,195
215,613	State Street SPDR Dow Jones Industrial Average ETF	105,577,061
150,699	State Street SPDR S&P 500 ETF	103,378,007
		210,054,263
	FIXED INCOME - 0.9%
21,814	State Street SPDR Bloomberg 1 -3 Month T-Bill ETF	1,998,599

	TOTAL EXCHANGE-TRADED FUNDS (Cost$203,815,999)	212,052,862

	TOTAL INVESTMENTS - 98.9% (Cost $203,815,999)	$212,052,862
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%	2,283,561
	NET ASSETS - 100.0%	$214,336,423

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

See accompanying notes to financial statements.

THOR ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2026

	THOR Equal Weight	THOR Index
	Low Volatility ETF	Rotation ETF
ASSETS
Investment securities:
At cost	$49,328,219	$203,815,999
At fair value	$57,847,663	$212,052,862
Cash and cash equivalents	—	2,257,283
Dividend and interest receivable	—	134,016
Prepaid expenses and other assets	—	3,869
TOTAL ASSETS	57,847,663	214,448,030

LIABILITIES
Due to custodian	83,832	—
Investment advisory fees payable	23,825	94,414
Capital shares redeemed payable	—	17,193
TOTAL LIABILITIES	107,657	111,607
NET ASSETS	$57,740,006	$214,336,423

Net Assets Consist Of:
Paid in capital	$50,307,300	$197,053,795
Accumulated earnings	7,432,706	17,282,628
NET ASSETS	$57,740,006	$214,336,423

Net Asset Value Per Share:
Shares:
Net assets	$57,740,006	$214,336,423
Shares of beneficial interest outstanding (a)	1,730,000	6,560,000

Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$33.38	$32.67

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

THOR ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended February 28, 2026

	THOR Equal Weight	THOR Index
	Low Volatility ETF	Rotation ETF
INVESTMENT INCOME
Dividends	$488,973	$1,109,384
Interest	6,178	—
TOTAL INVESTMENT INCOME	495,151	1,109,384

EXPENSES
Investment advisory fees	136,373	477,016
TOTAL EXPENSES	136,373	477,016

NET INVESTMENT INCOME	358,778	632,368

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	1,688,440	2,394,160
Net realized gain from redemptions in-kind	1,119,736	7,652,042
Net change in unrealized appreciation on investments	3,806,665	709,102
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	6,614,841	10,755,304

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,973,619	$11,387,672

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	February 28. 2026	August 31, 2025
FROM OPERATIONS	(Unaudited)
Net investment income	$358,778	$1,226,514
Net realized gain (loss) from investments	1,688,440	(1,758,185)
Net realized gain from redemptions in-kind	1,119,736	2,633,055
Net change in unrealized appreciation (depreciation) on investments	3,806,665	(1,376,626)
Net increase in net assets resulting from operations	6,973,619	724,758

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(916,035)	(1,029,778)
Net decrease in net assets from distributions to shareholders	(916,035)	(1,029,778)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	12,764,393	30,971,220
Payments for shares redeemed	(7,878,353)	(62,979,724)
Net increase (decrease) in net assets from shares of beneficial interest	4,886,040	(32,008,504)

TOTAL INCREASE (DECREASE) IN NET ASSETS	10,943,624	(32,313,524)

NET ASSETS
Beginning of Period/Year	46,796,382	79,109,906
End of Period/Year	$57,740,006	$46,796,382

SHARE ACTIVITY
Shares Sold	410,000	1,100,000
Shares Redeemed	(260,000)	(2,304,000)
Net increase (decrease) in shares from beneficial interest outstanding	150,000	(1,204,000)

See accompanying notes to financial statements.

THOR Index Rotation ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Period Ended
	February 28. 2026	August 31, 2025 *
FROM OPERATIONS	(Unaudited)
Net investment income	$632,368	$135,865
Net realized gain (loss) from investments	2,394,160	(1,035,459)
Net realized gain from redemptions in-kind	7,652,042	5,714,071
Net change in unrealized appreciation on investments	709,102	7,527,761
Net increase in net assets resulting from operations	11,387,672	12,342,238

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(650,916)	(82,295)
Net decrease in net assets from distributions to shareholders	(650,916)	(82,295)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	145,653,800	154,036,580
Payments for shares redeemed	(40,234,708)	(68,365,948)
Net increase in net assets from shares of beneficial interest	105,419,092	85,670,632

TOTAL INCREASE IN NET ASSETS	116,155,848	97,930,575

NET ASSETS
Beginning of Period	98,180,575	250,000 (a)
End of Period	$214,336,423	$98,180,575

SHARE ACTIVITY
Shares Sold	4,580,000	5,750,000
Shares Redeemed	(1,260,000)	(2,510,000)
Net increase in shares from beneficial interest outstanding	3,320,000	3,240,000

*	The THOR Index Rotation ETF commenced operations on September 23, 2024.

(a)	Beginning capital of $250,000 was contributed by THOR Financial Technologies, LLC, investment adviser to the ETF, in exchange for 10,000 shares of the ETF in connection with the seeding of the ETF.

See accompanying notes to financial statements.

THOR Equal Weight Low Volatility ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Year/Period Presented

	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Period Ended
	February 28, 2026		August 31, 2025	August 31, 2024	August 31, 2023 (a)
	(Unaudited)
Net asset value, beginning of year/period	$29.62		$28.42	$25.35	$25.00
Activity from investment operations:
Net investment income (b)	0.22		0.49	0.54	0.29
Net realized and unrealized gain on investments	4.07		1.06 (i)	3.22	0.21
Total from investment operations	4.29		1.55	3.76	0.50
Less distributions from:
Net investment income	(0.53)		(0.35)	(0.69)	(0.15)
Total distributions	(0.53)		(0.35)	(0.69)	(0.15)
Net asset value, end of year/period	$33.38		$29.62	$28.42	$25.35
Market price, end of year/period	$33.37		$29.61	$28.41	$25.37
Total return(c)	14.69	% (d)	5.48%	15.18%	2.02	% (d)
Market price total return	14.69	% (d)	5.48%	15.00%	2.10	% (d)
Net assets, end of year/period (000s)	$57,740		$46,796	$79,110	$99,742
Ratio of net expenses to average net assets(f)	0.55	% (e)	0.55%	0.55%	0.55	% (e)
Ratio of net investment income to average net assets(f)(g)	1.45	% (e)	1.74%	2.10%	1.21	% (e)
Portfolio Turnover Rate(h)	31	% (d)	519%	445%	440	% (d)

(a)	The THOR Equal Weight Low Volatility ETF commenced operations on September 12, 2022.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the year/period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Due to the timing of shareholder transactions the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

THOR Index Rotation ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented

	For the		For the
	Six Months Ended		Period Ended
	February 28, 2026		August 31, 2025 (a)
	(Unaudited)
Net asset value, beginning of period	$30.30		$25.00
Activity from investment operations:
Net investment income (b)	0.12		0.08
Net realized and unrealized gain on investments	2.36		5.30
Total from investment operations	2.48		5.38
Less distributions from:
Net investment income	(0.11)		(0.08)
Total distributions	(0.11)		(0.08)
Net asset value, end of period	$32.67		$30.30
Market price, end of period	$32.69		$30.28
Total return(c)	8.20	% (d)	21.54	% (d)
Market price total return	8.34	% (d)	21.46	% (d)
Net assets, end of period (000s)	$214,336		$98,181
Ratio of net expenses to average net assets(f)	0.55	% (e)	0.55	% (e)
Ratio of net investment income to average net assets(f)(g)	0.73	% (e)	0.31	% (e)
Portfolio Turnover Rate(h)	32	% (d)	276	% (d)

(a)	The THOR Index Rotation ETF commenced operations on September 23, 2024.

(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include the expenses of other investment companies in which the Fund invests.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2026

(1)	ORGANIZATION

The THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF (each a “Fund” or collectively the “Funds”) are each a diversified series of THOR Financial Technologies Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on April 11, 2022, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a “fund of funds”, in that the Funds will generally invest in other investment companies. The THOR Equal Weight Low Volatility ETF commenced operations on September 12, 2022. The THOR Index Rotation ETF commenced operations on September 23, 2024. Each Fund is an actively managed exchange traded fund (“ETF”). The investment objective of the THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF is to seek to provide investment results that generally correspond, before fees and expenses, to the performance of the THOR Equal Weight Low Volatility Index and THOR SDQ Rotation Index, (each an “Index”) respectively. Each Fund’s investment objective may be changed by the Board upon 60 days’ written notice to shareholders.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) and require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies, including Accounting Standards Update 2013-08”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) . Adoption of the standard impacted financial statement disclosures only and did not affect either Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of its portfolio managers and chief financial officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Funds adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in ASU 2023-09 are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Funds’ adoption of ASU 2023-09 did not have a material impact on the Funds’ financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost (which approximates fair value). Investments in open-end investment companies are valued at net asset value (“NAV”).

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAV. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances) . If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective NAVs as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and ETFs, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in ETFs, which are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which it invests, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026, for the Funds’ assets and liabilities measured at fair value:

THOR Equal Weight Low Volatility ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$57,847,663	$—	$—	$57,847,663
Total	$57,847,663	$—	$—	$57,847,663

THOR Index Rotation ETF

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$212,052,862	$—	$—	$212,052,862
Total	$212,052,862	$—	$—	$212,052,862

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for portfolio composition.

Security Transactions and Related Income

Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders

Ordinarily, dividends from net investment income, if any, are declared and paid annually by the Funds. Each Fund distributes their net realized capital gains, if any, to shareholders annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Cash

Each Fund considers its investments in an FDIC (“Federal Deposit Insurance Corporation”) insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. Each Fund maintains these balances with a high-quality financial institution.

Federal Income Taxes

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax years August 31, 2023 and August 31, 2025, or expected to be taken in the Funds’ August 31, 2026 tax returns.

Indemnification

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds and Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds amounted to $15,683,608 and $15,525,356, respectively, for the THOR Equal Weight Low Volatility ETF, and $56,524,531 and $54,213,095, respectively, for the THOR Index Rotation ETF. For the six months ended February 28, 2026, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $12,664,134 and $7,900,031, respectively, for the THOR Equal Weight Low Volatility ETF and $142,914,918 and $39,435,975, respectively, for the THOR Index Rotation ETF.

(4)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

THOR Trading Advisors, LLC, d/b/a THOR Financial Technologies, LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an Investment Management Agreement with the Funds, the Adviser, under the

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

oversight of the Board, directs the daily investment operations of the Funds and supervises the performance of administrative and professional services provided by others. The Adviser pays all ordinary operating expenses of the Funds. As compensation for its services, each Fund pays to the Adviser a unitary management fee (computed daily and paid monthly) at an annual rate of 0.55% of its average daily net assets. The Funds will pay all (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees, as defined under the 1940 Act); (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (v) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (vi) fees and expenses related to the provision of securities lending services; and (vii) the advisory fee payable to the Adviser. For the six months ended February 28, 2026, the THOR Equal Weight Low Volatility ETF and THOR Index Rotation ETF paid advisory fees of $136,373 and $477,016, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to PINE Distributors, LLC (the “Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, each Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, they would increase the cost of an investment in the Funds over time.

For the six months ended February 28, 2026, the Trustees received fees in the amount of $15,000 from the Funds.

In addition, the following provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“Ultimus”) – Ultimus provides administration and fund accounting services to the Funds. Pursuant to a separate servicing agreement with Ultimus, the Adviser pays Ultimus customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of Ultimus and are not paid any fees directly by the Adviser for serving in such capacities.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of Ultimus, provides EDGAR conversion and filing services, as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

(5)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Funds as of February 28, 2026 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation/(Depreciation)
THOR Equal Weight Low Volatility ETF	$50,152,015	$7,699,234	$(3,586)	$7,695,648
THOR Index Rotation ETF	203,815,999	8,236,863	—	8,236,863

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

The tax character of dividends utilized during the periods ended August 31, 2025 and August 31, 2024 was as follows:

For the Year Ended	Ordinary	Long-Term	Exempt	Return of
8/31/2025	Income	Capital Gains	Income	Capital	Total
THOR Equal Weight Low Volatility ETF	$1,029,778	$—	$—	$—	$1,029,778
THOR Index Rotation ETF	82,295	—	—	—	82,295

For the Year Ended	Ordinary	Long-Term	Exempt	Return of
8/31/2024	Income	Capital Gains	Income	Capital	Total
THOR Equal Weight Low Volatility ETF	$1,384,564	$—	$—	$—	$1,384,564
THOR Index Rotation ETF	—	—	—	—	—

As of August 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	and	Carry	Appreciation/	Accumulated
	Income	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
THOR Equal Weight Low Volatility ETF	$475,487	$—	$(2,989,348)	$3,888,983	$1,375,122
THOR Index Rotation ETF	53,570	(1,009,010)	(26,449)	7,527,761	6,545,872

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The THOR Index Rotation ETF incurred and elected to defer such capital losses of $1,009,010.

At August 31, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized as follows:

	Short-Term	Long-Term	Total	Capital Loss Carry Forward Utilized
THOR Equal Weight Low Volatility ETF	$2,989,348	$—	$2,989,348	$214,503
THOR Index Rotation ETF	26,449	—	26,449	—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassification for the year ended August 31, 2025, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
THOR Equal Weight Low Volatility ETF	$1,453,099	$(1,453,099)
THOR Index Rotation ETF	5,714,071	(5,714,071)

(6)	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 10,000 shares. For purposes of GAAP, in-kind redemption transactions are treated as a sale of securities and any resulting gains and losses are recognized based on the market value of the securities on the date of the transfer. Only Authorized Participants (“APs”) or transactions done through an AP are permitted to purchase or redeem Creation

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

Units from the Funds. An AP is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Funds are listed in the table below:

Maximum Additional Variable Charge for
Fee for In-Kind and Cash Purchases	Cash Purchases*
$200	2.00%

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

(7)	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Funds’ prospectus and statement of additional information for further information regarding the risks associated with the Funds’ investments which include, but are not limited to: models and data risk, allocation risk, AP risk, ETF structure risks, index calculation agent risk, index tracking risk, smaller fund risk, large capitalization stock risk, passive investment risk, portfolio turnover risk, securities market risk, and underlying funds risk.

Models and Data Risk. Each Fund’s index relies heavily on proprietary algorithms, as well as data and information supplied by third parties that are utilized by such models. To the extent the algorithms do not perform as designed or as intended, including accurately measuring historic price trends and volatility, the Funds’ strategies may not be successfully implemented and the Funds may lose value.

Allocation Risk. The risk that if the Funds’ strategies for allocating assets among different sectors does not work as intended, the Funds may not achieve their objectives or may underperform other funds with the same or similar investment strategy.

Authorized Participant Risk. Only an AP may engage in creation or redemption transactions directly with the Funds. Each Fund has a limited number of institutions that may act as APs on an agency basis (i.e., on behalf of other market participants). To the extent that APs exit the business or are unable to proceed with creation or redemption orders with respect to the Funds and no other AP is able to step forward to create or redeem Creation Units, the Funds’ shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. AP concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

ETF Structure Risks. The Funds are structured as ETFs and are subject to special risks, including:

Not Individually Redeemable. Shares of the Fund are not individually redeemable and may be redeemed by the Funds at NAV only in Creation Units. You may incur brokerage costs purchasing enough shares to constitute a Creation Unit.

Trading Issues . An active trading market for the shares may not be developed or maintained. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the exchange. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as APs that can post collateral on an agency basis is limited, which may limit the market for the shares.

Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

Index Calculation Agent Risk. Each Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its Index, as published by its index calculation agent (each an “Index Calculation Agent”). There is no assurance that the Index Calculation Agent will compile the Index accurately, or that the Index will be determined, composed or calculated accurately. While the Adviser gives descriptions of what the Index is designed to achieve, the Index Calculation Agent does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the Index, and does not guarantee that its Index will be in line with its methodology.

Index Tracking Risk. The Funds’ return may not match or achieve a high degree of correlation with the return of their respective Index.

Smaller Fund Risk. A smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Funds will achieve an economically viable size, in which case it could ultimately liquidate. In a liquidation, shareholders of the Funds will receive an amount equal to the Funds’ NAV, after deducting the costs of liquidation. Receipt of a liquidation distribution may have negative tax consequences for shareholders.

Large Capitalization Stock Risk. Each Fund may invest in large capitalization companies. The securities of such companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Passive Investment Risk. The Funds are not actively managed and, therefore, the Funds would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of their respective Index.

Portfolio Turnover Risk. Each Fund may buy and sell investments frequently if its Index constituents change. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Funds. Shareholders may pay tax on such capital gains.

Securities Market Risk. The value of securities owned by the Funds may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general

THOR Financial Technologies Trust
NOTES TO FINANCIAL STATEMENTS (Unaudited), (Continued)
February 28, 2026

downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. Other investment companies, such as ETFs, in which each Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds are higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Through its investments in Underlying Funds, the Funds are subject to the risks associated with the Underlying Funds’ investments. The U.S. money market funds in which the Funds may invest seek to maintain a stable NAV, but money market funds are subject to credit, market and other risks, and are not guaranteed.

(8)	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund currently seeks to achieve its investment objectives by investing its assets in Underlying Funds. As of February 28, 2026, the percentage of the THOR Index Rotation ETF’s net assets invested in the State Street SPDR S&P 500 ETF was 48.2%, and State Street SPDR Dow Jones Industrial Average ETF was 49.3% (the “Securities”). THOR Index Rotation ETF may sell its investments in the Securities at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund will be directly affected by the performance of these investments. The annual reports of the Securities, along with the reports of the independent registered public accounting firm is available at www.sec.gov.

(9)	SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THOR Financial Technologies Trust
ADDITIONAL INFORMATION (Unaudited)
February 28, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable

Proxy Voting Policy

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve-month period ended June 30, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by (i) calling 1-800 -974-6964; (ii) visiting the Fund’ website at thorfunds.com; or (iii) referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

THOR-SAR26

(b)	Financial Highlights are included in Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a)          Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)          Not applicable.

(b)          Not applicable.

Item 19. Exhibits.

(a)(1)          Not applicable.

(a)(2)          Not applicable.

(a)(3)          A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)          Not applicable.

(a)(5)          Not applicable

(b)              Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	THOR Financial Technologies Trust

By (Signature and Title)

/s/ Bradley Roth
Bradley Roth, Principal Executive Officer/President

Date	4/30/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bradley Roth
Bradley Roth, Principal Executive Officer/President

Date	4/30/2026

By (Signature and Title)

/s/ Kyle Wiggs
Kyle Wiggs, Principal Financial Officer/Treasurer

Date	4/30/2026